DEFERRED REVENUE	12 Months Ended
Dec. 31, 2013
Revenue Recognition [Abstract]
DEFERRED REVENUE
14.	DEFERRED REVENUE

Deferred revenue consists of the following:

	As of December 31,
	2012	2013

Current:
Advance from customers	$6,179	$5,754
Incentive offered to customers	790	449
Deferred revenue for SI service contracts with remaining PCS period within a year	504	339

	7,473	6,542
Non-current:
Deferred revenue for SI service contracts with remaining PCS period longer than a year	255	135

Total	$7,728	$6,677

Incentive offered to customers represents the deferred revenue relating to free smart cards committed to customers when cumulative purchase volume from the same customers reached certain level. Such deferred revenue is deducted from the initial revenue and to be recognized as revenue when free cards are delivered.